Equity, Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
		May 13, 2016	Apr. 20, 2016	Sep. 30, 2016		Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Distribution Made to Member or Limited Partner
Declaration date						Oct. 18, 2016
Quarterly Distribution Per Unit							$ 0.78	$ 0.8420
Total Cash Distribution including general partner IDRs						$ 108	$ 98	$ 123
Date of Distribution							Feb. 12, 2016	Aug. 12, 2016
Unitholders Record Date						May 02, 2016	Feb. 02, 2016	Aug. 02, 2016
Subsequent Event
Distribution Made to Member or Limited Partner
Declaration date			Apr. 20, 2016
Quarterly Distribution Per Unit			$ 0.81	$ 0.8750	[1]
Total Cash Distribution including general partner IDRs	[1]			$ 131
Date of Distribution		May 13, 2016		Nov. 14, 2016	[1]
Unitholders Record Date	[1]			Nov. 04, 2016
Rockies Natural Gas Business Acquisition
Distribution Made to Member or Limited Partner
General partner distribution amount forfeited						$ 3

[1]	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.